Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 39.4%
		Communication Services: 2.5%
22,557	(1)	Alphabet, Inc. - Class A	$2,157,577	0.9
32,724		AT&T, Inc.	501,986	0.2
18,145		Comcast Corp. – Class A	532,193	0.2
5,690		Deutsche Telekom AG	96,853	0.1
2,802		Electronic Arts, Inc.	324,219	0.1
1,103		Elisa OYJ	49,976	0.0
1,335		Fox Corp. - Class A	40,958	0.0
26,000		HKT Trust & HKT Ltd. - Stapled Security	30,452	0.0
2,442		Interpublic Group of Cos., Inc.	62,515	0.0
3,161	(1)	Iridium Communications, Inc.	140,254	0.1
27,221		Koninklijke KPN NV	73,670	0.0
4,314	(1)	Live Nation Entertainment, Inc.	328,037	0.2
485		Nexstar Media Group, Inc.	80,922	0.0
2,000		Nintendo Co., Ltd.	80,669	0.0
1,600	(2)	Nippon Telegraph & Telephone Corp.	43,156	0.0
3,511		Omnicom Group	221,509	0.1
10,025		Orange SA	90,671	0.1
3,614	(2)	Proximus SADP	37,470	0.0
44,534	(2)	Sirius XM Holdings, Inc.	254,289	0.1
11,500	(2)	SoftBank Corp.	114,838	0.1
7,519		Spark New Zealand Ltd.	21,036	0.0
184		Swisscom AG	86,156	0.0
13,500		Telefonica Deutschland Holding AG	27,294	0.0
7,122	(2)	Telenor ASA	65,181	0.0
16,535		Verizon Communications, Inc.	627,834	0.3
			6,089,715	2.5

		Consumer Discretionary: 3.8%
32,236	(1)	Amazon.com, Inc.	3,642,668	1.5
1,504		Bayerische Motoren Werke AG	101,937	0.1
2,900		Bridgestone Corp.	93,789	0.1
574	(1)	Chipotle Mexican Grill, Inc.	862,584	0.3
3,449		Cie Generale des Etablissements Michelin SCA	77,277	0.0
1,213		Domino's Pizza, Inc.	376,273	0.2
3,109	(1)	Etsy, Inc.	311,304	0.1
4,140	(1)	Expedia Group, Inc.	387,877	0.2
14,154		Ford Motor Co.	158,525	0.1
2,193		General Motors Co.	70,373	0.0
3,866		Gentex Corp.	92,166	0.0
2,172		Genuine Parts Co.	324,323	0.1
3,044		Hasbro, Inc.	205,227	0.1
164		Home Depot, Inc.	45,254	0.0
4,935		LKQ Corp.	232,685	0.1
2,379	(1)	Lululemon Athletica, Inc.	665,073	0.3
176		McDonald's Corp.	40,610	0.0
1,800		McDonald's Holdings Co. Japan Ltd.	62,717	0.0
1,752		Mercedes-Benz Group AG	88,593	0.0
4,400		Sekisui House Ltd.	72,874	0.0
4,660		Service Corp. International	269,068	0.1
2,600		Subaru Corp.	39,292	0.0
2,646	(1)	Tesla, Inc.	701,852	0.3
2,895		Travel + Leisure Co.	98,777	0.0
10,755		Wendy's Company	201,011	0.1
1,078		Wesfarmers Ltd.	29,471	0.0
2,246		Yum! Brands, Inc.	238,840	0.1
			9,490,440	3.8

		Consumer Staples: 2.8%
5,576		British American Tobacco PLC	199,941	0.1
735	(2)	Carrefour S.A.	10,194	0.0
6,600		Coca-Cola Co.	369,732	0.2
6,341		Coles Group Ltd.	66,849	0.0
3,726		Conagra Brands, Inc.	121,579	0.0
5,625		Constellation Brands, Inc.	1,291,950	0.5
3,453		Estee Lauder Cos., Inc.	745,503	0.3
11,174		Flowers Foods, Inc.	275,886	0.1
5,078		General Mills, Inc.	389,026	0.2
4,910		Imperial Brands PLC	100,963	0.1
6,200		Japan Tobacco, Inc.	101,883	0.1
2,475		Jeronimo Martins SGPS SA	46,093	0.0
2,827		Kellogg Co.	196,929	0.1
4,140		Koninklijke Ahold Delhaize NV	105,451	0.1
7,528		Mondelez International, Inc.	412,760	0.2
325		Nestle SA	35,151	0.0
2,044		PepsiCo, Inc.	333,703	0.1
6,304		Philip Morris International, Inc.	523,295	0.2
5,214		Procter & Gamble Co.	658,267	0.3
1,508		Reckitt Benckiser Group PLC	99,952	0.0
33,510		Tesco PLC	76,908	0.0
1,142		Tyson Foods, Inc.	75,292	0.0
1,346		Unilever PLC	59,246	0.0
1,128		Unilever PLC - ULVRL	49,564	0.0
3,927		Walmart, Inc.	509,332	0.2
			6,855,449	2.8

		Energy: 2.0%
1,556		Aker BP ASA	44,664	0.0
11,593		Baker Hughes Co.	242,989	0.1
48,147		BP PLC	230,064	0.1
1,273		Cheniere Energy, Inc.	211,204	0.1
2,764		Chevron Corp.	397,104	0.2
1,319		ConocoPhillips	134,987	0.0
4,481		Diamondback Energy, Inc.	539,781	0.2
3,307		DT Midstream, Inc.	171,600	0.1
26,400	(2)	ENEOS Holdings, Inc.	85,144	0.1
10,173	(2)	ENI S.p.A.	108,125	0.1
2,454		EOG Resources, Inc.	274,185	0.1
723		Exxon Mobil Corp.	63,125	0.0
7,255	(2)	Galp Energia SGPS SA	69,803	0.0
3,300	(2)	Idemitsu Kosan Co., Ltd.	71,720	0.0
18,827		Kinder Morgan, Inc.	313,281	0.1
4,005		Marathon Petroleum Corp.	397,817	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
4,267		Phillips 66	$344,432	0.1
6,238		Repsol SA	71,676	0.0
1,163		Shell PLC	28,852	0.0
3,157		Targa Resources Corp.	190,493	0.1
764	(2)	TotalEnergies SE	35,843	0.0
6,635		Valero Energy Corp.	708,950	0.3
1,628		Washington H Soul Pattinson & Co. Ltd.	27,988	0.0
6,350		Woodside Energy Group Ltd.	129,741	0.1
			4,893,568	2.0

		Financials: 4.9%
1,691		Aflac, Inc.	95,034	0.0
1,504		Ageas SA/NV	54,853	0.0
2,872		Allstate Corp.	357,650	0.1
1,060		Aon PLC	283,942	0.1
8,140		Australia & New Zealand Banking Group Ltd.	119,160	0.1
18,938		Aviva PLC	81,222	0.0
4,850		Axis Capital Holdings Ltd.	238,378	0.1
364		Baloise Holding AG	46,510	0.0
10,350		Bank Leumi Le-Israel BM	88,397	0.1
4,424		Bank of America Corp.	133,605	0.1
1,731		Bank of Hawaii Corp.	131,764	0.1
4,688		Bank OZK	185,457	0.1
287		Blackrock, Inc.	157,930	0.1
952		BNP Paribas	40,212	0.0
26,500		BOC Hong Kong Holdings Ltd.	88,132	0.1
625		Charles Schwab Corp.	44,919	0.0
6,507		Citigroup, Inc.	271,147	0.1
7,520		Citizens Financial Group, Inc.	258,387	0.1
1,971		CME Group, Inc.	349,123	0.1
3,763		Commerce Bancshares, Inc.	248,960	0.1
5,738	(2)	Danske Bank A/S	71,419	0.0
374		Deutsche Boerse AG	61,308	0.0
6,151		Essent Group Ltd.	214,485	0.1
212		Everest Re Group Ltd.	55,637	0.0
5,873		Fidelity National Financial, Inc.	212,603	0.1
4,333		First American Financial Corp.	199,751	0.1
564		Groupe Bruxelles Lambert NV	39,443	0.0
2,709		Hancock Whitney Corp.	124,099	0.1
368		Hannover Rueck SE	55,165	0.0
1,317		Hanover Insurance Group, Inc.	168,760	0.1
4,455		Hartford Financial Services Group, Inc.	275,943	0.1
46,512		HSBC Holdings PLC	240,832	0.1
11,240	(2)	Insurance Australia Group Ltd.	33,251	0.0
2,970		International Bancshares Corp.	126,225	0.1
10,500	(2)	Japan Post Bank Co. Ltd.	73,397	0.0
7,700		Japan Post Holdings Co. Ltd.	51,014	0.0
407		JPMorgan Chase & Co.	42,532	0.0
7,214		Keycorp	115,568	0.0
29,706		Legal & General Group PLC	70,907	0.0
3,678		Loews Corp.	183,312	0.1
1,158		LPL Financial Holdings, Inc.	253,000	0.1
1,761		Marsh & McLennan Cos., Inc.	262,900	0.1
32,414		Medibank Pvt Ltd.	72,451	0.0
8,748	(2)	Mediobanca Banca di Credito Finanziario SpA	68,451	0.0
5,591		Metlife, Inc.	339,821	0.1
20,247		MGIC Investment Corp.	259,567	0.1
14,400		Mitsubishi HC Capital, Inc.	61,894	0.0
32,300		Mitsubishi UFJ Financial Group, Inc.	146,323	0.1
308		Mizrahi Tefahot Bank Ltd.	10,783	0.0
10,600	(2)	Mizuho Financial Group, Inc.	114,741	0.1
2,226		Morgan Stanley	175,876	0.1
3,300	(2)	MS&AD Insurance Group Holdings, Inc.	87,393	0.1
1,983		MSCI, Inc. - Class A	836,410	0.3
231		Muenchener Rueckversicherungs-Gesellschaft AG	55,606	0.0
16,425		NatWest Group PLC	40,910	0.0
1,987		NN Group NV	77,282	0.0
11,911		Old Republic International Corp.	249,297	0.1
10,652		Phoenix Group Holdings PLC	62,035	0.0
1,333		Popular, Inc.	96,056	0.0
7,168	(3)	Poste Italiane SpA	54,154	0.0
3,894		Prosperity Bancshares, Inc.	259,652	0.1
10,644		Regions Financial Corp.	213,625	0.1
2,274		Sampo OYJ	97,080	0.1
5,028		Schroders PLC	21,612	0.0
2,100	(2)	Sompo Holdings, Inc.	84,024	0.0
4,600		Sumitomo Mitsui Financial Group, Inc.	127,519	0.1
3,000	(2)	Sumitomo Mitsui Trust Holdings, Inc.	85,319	0.1
8,395		Suncorp Group Ltd.	54,173	0.0
3,300		Tokio Marine Holdings, Inc.	58,651	0.0
2,028		Travelers Cos, Inc.	310,690	0.1
3,282	(2)	Tryg A/S	67,753	0.0
1,811		UMB Financial Corp.	152,649	0.1
6,678		Unum Group	259,106	0.1
8,591		US Bancorp	346,389	0.1
4,209		Washington Federal, Inc.	126,186	0.1
6,970		Wells Fargo & Co.	280,333	0.1
6,598		Westpac Banking Corp.	87,292	0.1
1,474		Willis Towers Watson PLC	296,186	0.1
418		Zurich Insurance Group AG	166,636	0.1
			12,110,258	4.9

		Health Care: 6.1%
4,283		Abbott Laboratories	414,423	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
1,672		AbbVie, Inc.	$224,399	0.1
1,230		Amgen, Inc.	277,242	0.1
20,120	(1)	Boston Scientific Corp.	779,248	0.3
9,018		Bristol-Myers Squibb Co.	641,090	0.3
4,379		Cardinal Health, Inc.	291,992	0.1
1,213		Cigna Corp.	336,571	0.1
5,710		CVS Health Corp.	544,563	0.2
2,543		Danaher Corp.	656,831	0.3
8,858	(1)	DexCom, Inc.	713,423	0.3
4,249	(1)	Edwards Lifesciences Corp.	351,095	0.1
616		Elevance Health, Inc.	279,812	0.1
6,556		Eli Lilly & Co.	2,119,883	0.9
7,438		Gilead Sciences, Inc.	458,850	0.2
10,364		GSK PLC	149,684	0.1
1,747		Hikma Pharmaceuticals PLC	26,332	0.0
1,722		Humana, Inc.	835,497	0.3
1,995	(1)	Intuitive Surgical, Inc.	373,943	0.2
189		Ipsen SA	17,492	0.0
8,076		Johnson & Johnson	1,319,295	0.5
1,075		McKesson Corp.	365,360	0.2
1,876		Medtronic PLC	151,487	0.1
6,435		Merck & Co., Inc.	554,182	0.2
4,700		Novartis AG	358,314	0.2
3,000		Ono Pharmaceutical Co., Ltd.	70,076	0.0
960		Orion Oyj	40,423	0.0
1,600		Otsuka Holdings Co. Ltd.	50,664	0.0
19,547		Pfizer, Inc.	855,377	0.3
969		Recordati Industria Chimica e Farmaceutica SpA	35,464	0.0
190		Roche Holding AG-GENUSSCHEIN	61,851	0.0
2,435		Sanofi	185,416	0.1
5,300		Takeda Pharmaceutical Co., Ltd.	137,629	0.1
141		Thermo Fisher Scientific, Inc.	71,514	0.0
2,148		UnitedHealth Group, Inc.	1,084,826	0.4
1,214		Zoetis, Inc.	180,024	0.1
			15,014,272	6.1

		Industrials: 3.3%
3,543		3M Co.	391,501	0.2
2,316	(2)	ACS Actividades de Construccion y Servicios SA	52,039	0.0
2,088		AECOM	142,757	0.1
725		Allegion Public Ltd.	65,018	0.0
44		AP Moller - Maersk A/S - Class B	79,958	0.1
576		Atlantia S.p.A	12,710	0.0
27,986		Aurizon Holdings Ltd.	61,895	0.0
13,226		BAE Systems PLC	116,209	0.1
6,697		Booz Allen Hamilton Holding Corp.	618,468	0.2
2,578		Bouygues SA	67,436	0.0
7,816		Brambles Ltd.	57,178	0.0
934		Bureau Veritas SA	20,901	0.0
800		Caterpillar, Inc.	131,264	0.0
3,343		CSX Corp.	89,057	0.0
973		Cummins, Inc.	198,015	0.1
1,900	(2)	Dai Nippon Printing Co., Ltd.	38,065	0.0
1,092		DCC PLC	56,710	0.0
2,899		Deutsche Post AG	87,374	0.1
5,230		Eaton Corp. PLC	697,473	0.3
4,028		Emerson Electric Co.	294,930	0.1
423		FedEx Corp.	62,803	0.0
2,824		Fortive Corp.	164,639	0.1
606		GEA Group AG	19,612	0.0
4,939		Johnson Controls International plc	243,098	0.1
1,245		Kone Oyj	47,968	0.0
655		Lockheed Martin Corp.	253,020	0.1
2,400	(2)	Mitsui OSK Lines Ltd.	42,942	0.0
3,365		MSC Industrial Direct Co.	245,006	0.1
5,500		MTR Corp.	25,228	0.0
3,000	(2)	Nippon Yusen KK	50,922	0.0
9,000	(2)	Obayashi Corp.	57,762	0.0
173		Parker Hannifin Corp.	41,920	0.0
7,019		Quanta Services, Inc.	894,150	0.4
2,115		Relx PLC (GBP Exchange)	51,681	0.0
2,573		Robert Half International, Inc.	196,834	0.1
976		Rockwell Automation, Inc.	209,947	0.1
1,200		Secom Co., Ltd.	68,423	0.1
31,000		SITC International Holdings Co. Ltd.	56,852	0.0
6,500		Sumitomo Corp.	80,303	0.1
863		TransDigm Group, Inc.	452,920	0.2
4,185		Transurban Group - Stapled Security	33,051	0.0
1,589		United Parcel Service, Inc. - Class B	256,687	0.1
1,498		Verisk Analytics, Inc.	255,454	0.1
5,580		Waste Connections, Inc.	754,025	0.3
700		Wolters Kluwer NV	68,161	0.0
340		WW Grainger, Inc.	166,325	0.1
3,200	(2)	Yamato Holdings Co., Ltd.	48,056	0.0
			8,126,747	3.3

		Information Technology: 10.0%
7,539	(1)	Advanced Micro Devices, Inc.	477,671	0.2
3,693		Amdocs Ltd.	293,409	0.1
30,513		Apple, Inc.	4,216,897	1.7
1,144		Automatic Data Processing, Inc.	258,761	0.1
4,286	(1)	Cadence Design Systems, Inc.	700,461	0.3
15,909		Cisco Systems, Inc.	636,360	0.3
5,278		Cognizant Technology Solutions Corp.	303,168	0.1
2,684	(1)	Crowdstrike Holdings, Inc.	442,350	0.2
4,602	(1)	Datadog, Inc.	408,565	0.2
3,108		Dolby Laboratories, Inc.	202,486	0.1
2,357	(1)	Enphase Energy, Inc.	653,997	0.3
2,174	(1)	Gartner, Inc.	601,524	0.2
5,710		Genpact Ltd.	249,927	0.1
2,434		International Business Machines Corp.	289,183	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,158		Intuit, Inc.	$835,837	0.3
1,387		Jack Henry & Associates, Inc.	252,808	0.1
9,332		Juniper Networks, Inc.	243,752	0.1
3,334	(1)	Keysight Technologies, Inc.	524,638	0.2
10,157		Marvell Technology, Inc.	435,837	0.2
4,134		MAXIMUS, Inc.	239,235	0.1
24,152		Microsoft Corp.	5,625,001	2.3
1,330	(1)	MongoDB, Inc.	264,085	0.1
2,148		Motorola Solutions, Inc.	481,088	0.2
3,755		NetApp, Inc.	232,247	0.1
7,371		Nvidia Corp.	894,766	0.4
1,554		Oracle Corp.	94,903	0.0
6,061	(1)	Palo Alto Networks, Inc.	992,731	0.4
6,567		Paychex, Inc.	736,883	0.3
2,158	(1)	ServiceNow, Inc.	814,882	0.3
2,307		Texas Instruments, Inc.	357,077	0.1
9,489		The Sage Group PLC	73,127	0.0
1,400		Trend Micro, Inc.	75,408	0.1
9,498		Visa, Inc. - Class A	1,687,320	0.7
			24,596,384	10.0

		Materials: 1.1%
557		Air Liquide SA	63,664	0.0
1,554		Air Products & Chemicals, Inc.	361,662	0.1
9,857		Amcor PLC	105,766	0.0
392	(2)	Chr Hansen Holding A/S	19,310	0.0
1,193		CRH PLC	38,357	0.0
6,696		Crown Holdings, Inc.	542,577	0.2
3,124		Evonik Industries AG	52,319	0.0
25,457		Glencore PLC	133,776	0.1
1,912		Holcim AG	78,355	0.1
1,622		ICL Group Ltd.	13,000	0.0
617		Linde PLC	166,337	0.1
2,800	(2)	Mitsubishi Chemical Holdings Corp.	12,827	0.0
5,448		Newmont Corp.	228,979	0.1
4,500	(2)	Nippon Steel Corp.	62,452	0.0
400		Nitto Denko Corp.	21,658	0.0
1,256	(2)	Novozymes A/S	63,117	0.0
1,998	(2)	OCI NV	73,150	0.1
594		Packaging Corp. of America	66,700	0.0
2,099		Rio Tinto Ltd.	126,974	0.1
595		Sherwin-Williams Co.	121,826	0.1
5,500	(2)	Sumitomo Chemical Co., Ltd.	18,918	0.0
541		Symrise AG	52,754	0.0
5,300		Tosoh Corp.	59,070	0.0
5,241		WestRock Co.	161,895	0.1
687		Yara International ASA	24,110	0.0
			2,669,553	1.1

		Real Estate: 1.5%
1,500	(2)	Daiwa House Industry Co., Ltd.	30,499	0.0
2,639		Digital Realty Trust, Inc.	261,736	0.1
1,447		Equity Residential	97,267	0.0
2,692		First Industrial Realty Trust, Inc.	120,628	0.0
25,014		GPT Group	61,564	0.0
6,112		Highwoods Properties, Inc.	164,780	0.1
4,260		Invitation Homes, Inc.	143,860	0.1
4,631		Iron Mountain, Inc.	203,625	0.1
2,252		Kilroy Realty Corp.	94,832	0.0
491		Lamar Advertising Co.	40,503	0.0
2,055		Life Storage, Inc.	227,612	0.1
12,800		Link REIT	89,351	0.1
1,777		Mid-America Apartment Communities, Inc.	275,559	0.1
6,499		National Retail Properties, Inc.	259,050	0.1
4,146		National Storage Affiliates Trust	172,391	0.1
15,000		New World Development Co. Ltd.	42,601	0.0
1,200		Nomura Real Estate Holdings, Inc.	27,101	0.0
5,433		ProLogis, Inc.	551,993	0.2
1,022		Realty Income Corp.	59,480	0.0
1,791		SBA Communications Corp.	509,808	0.2
7,500		Sun Hung Kai Properties Ltd.	82,772	0.1
8,600		Swire Properties Ltd.	18,501	0.0
502		Swiss Prime Site AG	39,988	0.0
1,920		WP Carey, Inc.	134,016	0.1
			3,709,517	1.5

		Utilities: 1.4%
3,152		American Electric Power Co., Inc.	272,490	0.1
548		Atmos Energy Corp.	55,814	0.0
4,000		CK Infrastructure Holdings Ltd.	20,401	0.0
10,500		CLP Holdings Ltd.	79,356	0.1
1,365		Consolidated Edison, Inc.	117,062	0.0
2,386		DTE Energy Co.	274,509	0.1
4,262		Duke Energy Corp.	396,451	0.2
1,512		E.ON AG	11,616	0.0
4,825		Edison International	272,999	0.1
260	(2)	Elia Group SA/NV	30,594	0.0
3,909		Enagas	60,507	0.0
1,939		Eversource Energy	151,165	0.1
15,000	(2)	HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	10,510	0.0
1,802		Iberdrola S.A. - IBEE	16,802	0.0
2,438		National Fuel Gas Co.	150,059	0.1
11,980		National Grid PLC	123,323	0.1
2,454		NiSource, Inc.	61,816	0.0
11,000		Power Assets Holdings Ltd.	55,141	0.0
11,215		PPL Corp.	284,300	0.1
4,672		Red Electrica Corp. SA	71,694	0.1
1,756		Sempra Energy	263,295	0.1
2,286		Severn Trent PLC	59,760	0.0
13,954		Snam SpA	56,401	0.0
6,298		Southern Co.	428,264	0.2
11,343		Terna - Rete Elettrica Nazionale	69,085	0.0
3,578		UGI Corp.	115,677	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
6,930		United Utilities Group PLC	$68,428	0.0
			3,577,519	1.4

	Total Common Stock
	(Cost $106,350,583)		97,133,422	39.4

EXCHANGE-TRADED FUNDS: 0.2%
3,783		iShares MSCI EAFE Value Index ETF	145,759	0.1
1,986		iShares Russell 1000 Value ETF	270,076	0.1

	Total Exchange-Traded Funds
	(Cost $456,575)		415,835	0.2

MUTUAL FUNDS: 10.7%
		Affiliated Investment Companies: 10.7%
221,915		Voya Emerging Markets Hard Currency Debt Fund - Class P	1,535,649	0.6
2,197,574		Voya Floating Rate Fund - Class P	17,976,155	7.3
1,043,491		Voya High Yield Bond Fund - Class P	6,782,693	2.8

	Total Mutual Funds
	(Cost $30,371,947)		26,294,497	10.7

PREFERRED STOCK: 0.2%
		Consumer Staples: 0.0%
982		Henkel AG & Co. KGaA	58,318	0.0

		Financials: 0.2%
50	(1),(4)	Fannie Mae	500,000	0.2

	Total Preferred Stock
	(Cost $4,168,331)		558,318	0.2

OTHER(5): –%
		Consumer Discretionary: –%
120,000	(6),(7)	General Motors Co. Escrow	–	–

	Total Other
	(Cost $–)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.6%
		Basic Materials: 0.6%
15,000	(3)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	11,554	0.0
200,000	(3)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	166,106	0.1
70,000	(2),(3)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	57,925	0.0
70,000	(3)	Coeur Mining, Inc., 5.125%, 02/15/2029	53,034	0.0
250,000	(3)	Evraz PLC, 5.250%, 04/02/2024	131,250	0.1
225,000	(3)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	194,117	0.1
70,000	(3)	HudBay Minerals, Inc., 4.500%, 04/01/2026	58,269	0.0
70,000	(3)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	58,235	0.0
70,000	(3),(8)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	64,846	0.1
65,000	(3)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	48,878	0.0
70,000	(3)	Mativ, Inc., 6.875%, 10/01/2026	61,856	0.0
35,000	(3)	Mineral Resources Ltd., 8.000%, 11/01/2027	33,607	0.0
70,000	(3)	Novelis Corp., 3.875%, 08/15/2031	52,364	0.0
60,000	(3)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	50,018	0.0
70,000		Olin Corp., 5.125%, 09/15/2027	63,398	0.1
200,000	(2)	Suzano Austria GmbH, 5.000%, 01/15/2030	173,690	0.1
70,000	(3)	Taseko Mines Ltd., 7.000%, 02/15/2026	55,777	0.0
50,000	(3)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	29,596	0.0
55,000	(3)	Tronox, Inc., 4.625%, 03/15/2029	40,816	0.0
70,000	(3)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	45,701	0.0
			1,451,037	0.6

		Communications: 0.8%
70,000	(2)	AMC Networks, Inc., 4.250%, 02/15/2029	51,917	0.0
70,000	(3)	Audacy Capital Corp., 6.500%, 05/01/2027	17,285	0.0
70,000	(3)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	54,125	0.0
70,000	(3)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	50,269	0.0
70,000	(3)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	50,861	0.0
206,000		Comcast Corp., 2.937%, 11/01/2056	123,318	0.1
70,000	(3)	CommScope Technologies LLC, 5.000%, 03/15/2027	52,943	0.0
70,000		CSC Holdings LLC, 5.250%, 06/01/2024	64,847	0.1
70,000	(3)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	60,506	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
70,000		DISH DBS Corp., 5.125%, 06/01/2029	$41,237	0.0
70,000		Embarq Corp., 7.995%, 06/01/2036	35,157	0.0
70,000	(3)	GCI LLC, 4.750%, 10/15/2028	58,259	0.0
70,000	(3)	Gray Escrow II, Inc., 5.375%, 11/15/2031	55,059	0.0
70,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	59,019	0.0
75,000	(3)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	61,672	0.1
70,000	(3)	Millennium Escrow Corp., 6.625%, 08/01/2026	55,490	0.0
45,000		Netflix, Inc., 5.875%, 11/15/2028	44,023	0.0
70,000	(9)	Paramount Global, 6.250%, 02/28/2057	60,377	0.0
280,000	(9)	Paramount Global, 6.375%, 03/30/2062	242,375	0.1
70,000	(3)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	57,507	0.0
70,000	(3)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	52,787	0.0
70,000	(3)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	64,387	0.1
70,000	(3)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	44,475	0.0
70,000		Sprint Corp., 7.625%, 03/01/2026	72,519	0.1
70,000	(3)	Stagwell Global LLC, 5.625%, 08/15/2029	57,706	0.0
70,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	54,583	0.0
70,000	(3)	Univision Communications, Inc., 6.625%, 06/01/2027	66,216	0.1
70,000	(2),(3)	Urban One, Inc., 7.375%, 02/01/2028	59,584	0.0
70,000	(3)	ViaSat, Inc., 5.625%, 09/15/2025	54,447	0.0
70,000	(3)	Viavi Solutions, Inc., 3.750%, 10/01/2029	56,101	0.0
70,000	(3)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	49,211	0.0
			1,928,262	0.8

		Consumer, Cyclical: 1.6%
70,000	(3)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	55,292	0.0
70,000	(3)	Academy Ltd., 6.000%, 11/15/2027	63,626	0.1
70,000	(3)	Adams Homes, Inc., 7.500%, 02/15/2025	57,878	0.0
70,000	(3)	Affinity Gaming, 6.875%, 12/15/2027	57,199	0.0
70,000	(3)	Allison Transmission, Inc., 5.875%, 06/01/2029	63,459	0.1
70,000	(3)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	65,858	0.1
65,000	(3)	Arko Corp., 5.125%, 11/15/2029	50,825	0.0
70,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	54,781	0.0
70,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	57,794	0.0
70,000	(3)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	53,658	0.0
70,000	(3)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	67,579	0.1
70,000	(3)	CCM Merger, Inc., 6.375%, 05/01/2026	64,009	0.1
70,000	(3)	Century Communities, Inc., 3.875%, 08/15/2029	53,812	0.0
200,000	(3)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	162,297	0.1
70,000	(3)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	53,416	0.0
70,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	59,144	0.0
200,000	(3)	Falabella SA, 3.375%, 01/15/2032	149,666	0.1
70,000	(3)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	53,332	0.0
70,000	(3)	Foot Locker, Inc., 4.000%, 10/01/2029	54,372	0.0
70,000		Ford Motor Co., 6.100%, 08/19/2032	61,831	0.0
70,000	(3)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	51,224	0.0
70,000	(3)	Gap, Inc./The, 3.875%, 10/01/2031	44,657	0.0
70,000	(3)	Golden Entertainment, Inc., 7.625%, 04/15/2026	69,114	0.1
70,000	(2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	56,086	0.0
225,000		Home Depot, Inc./The, 3.625%, 04/15/2052	170,317	0.1
200,000	(3)	InRetail Consumer, 3.250%, 03/22/2028	166,770	0.1
70,000	(3)	Installed Building Products, Inc., 5.750%, 02/01/2028	63,077	0.1
70,000	(3)	Interface, Inc., 5.500%, 12/01/2028	59,944	0.0
70,000	(3)	LBM Acquisition LLC, 6.250%, 01/15/2029	47,575	0.0
70,000	(3)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	54,310	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
70,000	(3)	LGI Homes, Inc., 4.000%, 07/15/2029	$51,962	0.0
70,000	(3)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	61,725	0.0
70,000	(3)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	52,287	0.0
170,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	127,419	0.1
70,000		M/I Homes, Inc., 3.950%, 02/15/2030	51,284	0.0
70,000	(3)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	53,748	0.0
70,000	(3)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	57,771	0.0
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	67,048	0.1
70,000	(3)	NCL Corp. Ltd., 7.750%, 02/15/2029	53,529	0.0
70,000	(3)	Penn Entertainment, Inc., 4.125%, 07/01/2029	53,673	0.0
70,000	(3)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	50,642	0.0
25,000	(3)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	25,469	0.0
70,000	(3)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	56,225	0.0
70,000	(3)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	54,605	0.0
65,000	(3)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	57,676	0.0
70,000	(2),(3)	Sonic Automotive, Inc., 4.625%, 11/15/2029	55,033	0.0
70,000	(3)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	57,999	0.0
70,000	(3)	SRS Distribution, Inc., 6.125%, 07/01/2029	56,356	0.0
70,000	(3)	Staples, Inc., 10.750%, 04/15/2027	51,978	0.0
70,000	(3)	Station Casinos LLC, 4.500%, 02/15/2028	57,560	0.0
70,000	(3)	STL Holding Co. LLC, 7.500%, 02/15/2026	59,659	0.0
70,000	(3)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	51,437	0.0
70,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	65,355	0.1
70,000	(3)	Victoria's Secret & Co., 4.625%, 07/15/2029	52,999	0.0
35,000	(3)	Viking Cruises Ltd., 5.875%, 09/15/2027	26,762	0.0
35,000	(3)	Viking Cruises Ltd., 13.000%, 05/15/2025	36,307	0.0
193,000	(3)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	140,644	0.1
70,000	(3)	William Carter Co/The, 5.625%, 03/15/2027	65,545	0.1
70,000	(3)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	61,377	0.0
70,000	(3)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	53,506	0.0
70,000	(3)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	61,767	0.0
			3,972,249	1.6

		Consumer, Non-cyclical: 0.8%
70,000	(3)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	63,966	0.1
70,000	(3)	ACCO Brands Corp., 4.250%, 03/15/2029	52,767	0.0
70,000	(3)	ADT Security Corp./The, 4.125%, 08/01/2029	58,248	0.0
60,000	(3)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	48,490	0.0
25,000	(3)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	22,327	0.0
50,000	(3)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	41,166	0.0
70,000	(3)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	58,784	0.0
70,000	(3)	AMN Healthcare, Inc., 4.625%, 10/01/2027	62,955	0.1
70,000	(3)	APi Escrow Corp., 4.750%, 10/15/2029	58,089	0.0
70,000	(3)	BellRing Brands, Inc., 7.000%, 03/15/2030	64,180	0.1
70,000	(3)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	62,522	0.1
35,000		Centene Corp., 2.625%, 08/01/2031	26,451	0.0
35,000		Centene Corp., 4.625%, 12/15/2029	31,533	0.0
25,000	(3)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	21,297	0.0
70,000	(2),(3)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	48,897	0.0
70,000	(3)	CoreLogic, Inc., 4.500%, 05/01/2028	47,702	0.0
64,000	(3)	CPI CG, Inc., 8.625%, 03/15/2026	59,873	0.0
70,000	(3)	DaVita, Inc., 4.625%, 06/01/2030	54,334	0.0
70,000		Encompass Health Corp., 4.750%, 02/01/2030	57,698	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
70,000	(3)	Graham Holdings Co., 5.750%, 06/01/2026	$67,977	0.1
70,000		HCA, Inc., 3.500%, 09/01/2030	57,953	0.0
56,000	(3)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	56,326	0.0
70,000	(3)	Medline Borrower L.P., 3.875%, 04/01/2029	56,234	0.0
70,000	(2),(3)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	52,711	0.0
40,000	(3)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	33,391	0.0
70,000	(3)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	68,727	0.1
70,000	(3)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	51,329	0.0
70,000	(3)	Post Holdings, Inc., 4.625%, 04/15/2030	57,645	0.0
70,000	(3)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	57,042	0.0
70,000	(2),(3)	Select Medical Corp., 6.250%, 08/15/2026	65,951	0.1
70,000	(3)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	57,383	0.0
70,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	66,250	0.1
70,000	(2),(3)	Tenet Healthcare Corp., 6.125%, 10/01/2028	61,439	0.0
70,000	(3)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	53,643	0.0
45,000	(3)	United Natural Foods, Inc., 6.750%, 10/15/2028	41,250	0.0
70,000		United Rentals North America, Inc., 3.750%, 01/15/2032	55,100	0.0
40,000	(3)	Varex Imaging Corp., 7.875%, 10/15/2027	39,329	0.0
			1,940,959	0.8

		Energy: 1.4%
70,000	(3)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	67,732	0.1
70,000	(3)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	64,884	0.0
70,000	(3)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	61,673	0.0
70,000	(3)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	62,426	0.0
70,000	(3)	Baytex Energy Corp., 8.750%, 04/01/2027	70,524	0.1
70,000	(3)	Chesapeake Energy Corp., 6.750%, 04/15/2029	67,251	0.1
70,000	(3)	Chord Energy Corp., 6.375%, 06/01/2026	66,842	0.1
70,000	(3)	CNX Midstream Partners LP, 4.750%, 04/15/2030	55,058	0.0
70,000	(3)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	62,644	0.0
70,000	(3)	Comstock Resources, Inc., 5.875%, 01/15/2030	61,133	0.0
70,000	(3)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	63,051	0.0
70,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	66,513	0.0
46,000		Devon Energy Corp., 5.250%, 10/15/2027	46,137	0.0
70,000	(3)	DT Midstream, Inc., 4.125%, 06/15/2029	59,302	0.0
70,000	(3)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	66,115	0.0
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	314,862	0.2
70,000	(3)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	64,714	0.0
450,000	(9)	Energy Transfer L.P., 7.125%, 12/31/2199	370,820	0.2
70,000	(2)	EnLink Midstream LLC, 5.375%, 06/01/2029	64,200	0.0
70,000	(3)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	66,286	0.0
13,000	(3)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	12,037	0.0
70,000	(3)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	56,674	0.0
70,000	(3)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	61,341	0.0
70,000	(3)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	62,473	0.0
350,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	278,272	0.1
70,000		Murphy Oil Corp., 6.375%, 07/15/2028	66,251	0.0
60,000	(3)	Nabors Industries, Inc., 7.375%, 05/15/2027	55,500	0.0
70,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	71,218	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	$159,336	0.1
425,000		Petroleos Mexicanos, 5.950%, 01/28/2031	287,731	0.1
185,000		Petroleos Mexicanos, 6.700%, 02/16/2032	130,083	0.1
200,000	(3)	Qatar Energy, 3.125%, 07/12/2041	146,330	0.1
70,000	(3)	Strathcona Resources Ltd., 6.875%, 08/01/2026	59,482	0.0
70,000	(3)	SunCoke Energy, Inc., 4.875%, 06/30/2029	54,131	0.0
70,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	58,194	0.0
70,000	(3)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	59,907	0.0
70,000	(3)	Weatherford International Ltd., 8.625%, 04/30/2030	61,120	0.0
70,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	57,521	0.0
			3,559,768	1.4

		Financial: 4.5%
70,000		Ally Financial, Inc., 5.750%, 11/20/2025	67,968	0.1
293,000	(2)	American Express Co., 3.950%, 08/01/2025	283,960	0.1
70,000	(3)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	58,721	0.0
200,000		Banco Nacional de Panama, 2.500%, 08/11/2030	147,015	0.1
502,000	(9)	Bank of America Corp., 1.530%, 12/06/2025	459,559	0.2
2,391,000	(9)	Bank of America Corp., 3.384%, 04/02/2026	2,259,740	0.9
45,000	(9)	Bank of America Corp., 3.846%, 03/08/2037	36,366	0.0
70,000	(3)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	55,270	0.0
70,000	(3)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	61,189	0.0
407,000	(9)	Capital One Financial Corp., 4.166%, 05/09/2025	396,177	0.2
510,000	(3),(9)	Corebridge Financial, Inc., 6.875%, 12/15/2052	467,856	0.2
200,000	(3),(10)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	41,225	0.0
70,000	(3)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	65,084	0.0
30,000	(3)	Freedom Mortgage Corp., 6.625%, 01/15/2027	21,433	0.0
40,000	(3)	Freedom Mortgage Corp., 8.250%, 04/15/2025	33,127	0.0
1,595,000	(9)	JPMorgan Chase & Co., 4.080%, 04/26/2026	1,536,693	0.6
368,000	(9)	JPMorgan Chase & Co., 5.717%, 09/14/2033	348,524	0.2
70,000	(3)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	52,521	0.0
35,000	(3)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	29,964	0.0
1,293,000	(9)	Morgan Stanley, 2.188%, 04/28/2026	1,186,886	0.5
1,870,000	(9)	Morgan Stanley, 4.679%, 07/17/2026	1,821,856	0.8
70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	48,885	0.0
215,000		Nasdaq, Inc., 3.950%, 03/07/2052	160,332	0.1
70,000		Navient Corp., 4.875%, 03/15/2028	53,613	0.0
70,000		OneMain Finance Corp., 6.625%, 01/15/2028	60,222	0.0
70,000	(3)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	50,578	0.0
70,000	(3)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	54,990	0.0
70,000	(3)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	55,607	0.0
70,000	(3)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	44,578	0.0
70,000	(2),(3)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	57,398	0.0
1,100,000	(9)	Wells Fargo & Co., 4.540%, 08/15/2026	1,064,763	0.5
70,000	(3)	XHR L.P., 4.875%, 06/01/2029	57,856	0.0
			11,139,956	4.5

		Industrial: 0.7%
70,000	(3)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	63,260	0.1
70,000	(3)	Builders FirstSource, Inc., 5.000%, 03/01/2030	59,604	0.0
70,000	(3)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	60,408	0.0
70,000	(3)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	59,360	0.0
152,000		FedEx Corp., 4.100%, 02/01/2045	110,541	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
70,000	(3)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	$56,099	0.0
70,000	(3)	GFL Environmental, Inc., 4.000%, 08/01/2028	58,485	0.0
70,000	(3)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	51,931	0.0
70,000	(3)	GrafTech Finance, Inc., 4.625%, 12/15/2028	52,488	0.0
70,000	(3)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	56,363	0.0
70,000	(3)	Granite US Holdings Corp., 11.000%, 10/01/2027	66,118	0.1
70,000	(3)	Imola Merger Corp., 4.750%, 05/15/2029	59,221	0.0
200,000	(3)	Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032	163,914	0.1
70,000	(3)	Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC, 6.000%, 09/15/2028	55,845	0.0
70,000	(3)	Koppers, Inc., 6.000%, 02/15/2025	62,777	0.1
225,000	(3)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	203,921	0.1
70,000	(3)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	59,177	0.0
70,000	(3)	PGT Innovations, Inc., 4.375%, 10/01/2029	57,552	0.0
70,000	(3)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	59,132	0.0
70,000	(3)	Sensata Technologies, Inc., 3.750%, 02/15/2031	55,287	0.0
70,000	(3)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	49,378	0.0
70,000	(3)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	68,510	0.1
65,000		TransDigm, Inc., 5.500%, 11/15/2027	56,678	0.0
70,000	(3)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	56,671	0.0
			1,702,720	0.7

		Technology: 0.3%
25,000	(3)	Castle US Holding Corp., 9.500%, 02/15/2028	18,556	0.0
70,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	56,938	0.0
70,000	(3)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	57,363	0.0
70,000	(3)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	59,553	0.1
70,000	(3)	NCR Corp., 5.125%, 04/15/2029	52,643	0.0
70,000	(3)	Open Text Corp., 3.875%, 02/15/2028	57,987	0.1
157,000		Oracle Corp., 3.800%, 11/15/2037	114,229	0.1
85,000		Oracle Corp., 3.950%, 03/25/2051	56,534	0.0
70,000	(3)	Playtika Holding Corp., 4.250%, 03/15/2029	56,075	0.0
15,000	(3)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	7,078	0.0
35,000		Seagate HDD Cayman, 4.091%, 06/01/2029	28,148	0.0
70,000	(3)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	53,711	0.0
70,000	(3)	Virtusa Corp., 7.125%, 12/15/2028	52,265	0.0
			671,080	0.3

		Utilities: 0.9%
70,000	(3)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	62,434	0.0
338,000	(9)	Dominion Energy, Inc., 4.650%, 12/31/2199	299,384	0.1
129,000	(9)	Duke Energy Corp., 4.875%, 12/31/2199	115,938	0.1
74,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	61,018	0.0
104,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	70,812	0.0
200,000		Inkia Energy Ltd., 5.875%, 11/09/2027	184,429	0.1
334,000	(9)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	303,946	0.1
275,000	(9)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	240,164	0.1
200,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	190,957	0.1
278,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	226,303	0.1
275,000	(9)	Southern Co/The, 4.000%, 01/15/2051	247,142	0.1
203,000		Southern Co/The, 4.475%, 08/01/2024	200,616	0.1
70,000	(3)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	65,680	0.0
			2,268,823	0.9

	Total Corporate Bonds/Notes
	(Cost $33,153,078)		28,634,854	11.6

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.7%
780,872	(3),(9)	Agate Bay Mortgage Trust 2015-1 B4, 3.691%, 01/25/2045	$715,873	0.3
254,344	(3),(9)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	216,257	0.1
187,903	(3),(9)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	178,243	0.1
447,690	(3),(9)	CIM Trust 2019-J1 B2, 3.948%, 08/25/2049	387,026	0.2
112,855	(3),(9)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	101,183	0.0
443,251	(3)	Connecticut Avenue Securities Trust 2020-R02 2M2, 5.084%, (US0001M + 2.000%), 01/25/2040	434,749	0.2
500,000	(3)	Connecticut Avenue Securities Trust 2022-R06 1M2, 6.131%, (SOFR30A + 3.850%), 05/25/2042	474,743	0.2
800,000	(3)	Connecticut Avenue Securities Trust 2022-R07 1M2, 6.955%, (SOFR30A + 4.650%), 06/25/2042	793,500	0.3
700,000	(3)	Connecticut Avenue Securities Trust 2022-R08 1M2, 5.905%, (SOFR30A + 3.600%), 07/25/2042	664,602	0.3
524,721		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 5.084%, (US0001M + 2.000%), 03/25/2031	519,351	0.2
64,384	(3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 5.384%, (US0001M + 2.300%), 08/25/2031	64,232	0.0
78,668	(3)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 5.484%, (US0001M + 2.400%), 04/25/2031	78,399	0.0
3,382,051	(11)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/25/2036	651,817	0.3
896,292	(11)	Fannie Mae REMICS 2005-66 LS, 3.546%, (-1.000*US0001M + 6.630%), 07/25/2035	93,363	0.0
1,235,196	(11)	Fannie Mae REMICS 2008-36 YI, 4.116%, (-1.000*US0001M + 7.200%), 07/25/2036	97,529	0.0
556,886	(11)	Fannie Mae REMICS 2010-59 NS, 2.686%, (-1.000*US0001M + 5.770%), 06/25/2040	44,815	0.0
2,388,438	(11)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	114,633	0.1
3,161,806	(11)	Fannie Mae REMICS 2012-144 SC, 3.016%, (-1.000*US0001M + 6.100%), 01/25/2043	364,841	0.2
1,454,770	(11)	Fannie Mae REMICS 2012-151 WS, 3.116%, (-1.000*US0001M + 6.200%), 03/25/2042	100,001	0.0
2,882,232	(11)	Fannie Mae REMICS 2012-35 LS, 3.516%, (-1.000*US0001M + 6.600%), 04/25/2041	184,045	0.1
4,602,322	(11)	Fannie Mae REMICS 2013-130 SB, 2.966%, (-1.000*US0001M + 6.050%), 01/25/2044	447,341	0.2
2,162,571	(11)	Fannie Mae REMICS 2013-20 SK, 3.116%, (-1.000*US0001M + 6.200%), 05/25/2041	82,846	0.0
2,796,309	(11)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	147,025	0.1
6,257,904	(11)	Fannie Mae REMICS 2014-38 S, 3.016%, (-1.000*US0001M + 6.100%), 07/25/2044	664,092	0.3
866,755	(11)	Fannie Mae REMICS 2015-65 KI, 3.916%, (-1.000*US0001M + 7.000%), 08/25/2035	76,040	0.0
7,085,058	(11)	Fannie Mae REMICS 2016-29 SB, 2.966%, (-1.000*US0001M + 6.050%), 05/25/2046	805,444	0.3
186,865	(11)	Fannie Mae REMICS 2018-86 DS, 3.016%, (-1.000*US0001M + 6.100%), 12/25/2048	13,993	0.0
1,645,005	(11)	Fannie Mae REMICS 2019-13 IB, 6.000%, 09/25/2039	350,139	0.1
3,074,959	(11)	Fannie Mae REMICS 2021-56 QI, 4.500%, 09/25/2051	715,886	0.3
205,150	(3),(9)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	185,483	0.1
835,087	(3),(9)	Flagstar Mortgage Trust 2017-1 B3, 3.618%, 03/25/2047	716,017	0.3
433,354	(3),(9)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	404,990	0.2
875,967	(3),(9)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	691,136	0.3
576,140	(3),(9)	Flagstar Mortgage Trust 2021-2 B3, 2.785%, 04/25/2051	396,616	0.2
456,484	(11)	Freddie Mac REMICS 3318 KS, 3.592%, (-1.000*US0001M + 6.410%), 05/15/2037	33,010	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
615,802	(11)	Freddie Mac REMICS 3879 SL, 3.782%, (-1.000*US0001M + 6.600%), 01/15/2041	$39,905	0.0
2,587,490	(11)	Freddie Mac REMICS 4120 JS, 3.382%, (-1.000*US0001M + 6.200%), 10/15/2032	181,548	0.1
1,355,305	(11)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	40,412	0.0
4,070,078	(11)	Freddie Mac REMICS 4143 MS, 3.882%, (-1.000*US0001M + 6.700%), 12/15/2042	544,573	0.2
2,035,733	(11)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	85,146	0.0
1,538,260	(11)	Freddie Mac REMICS 4517 KI, 0.065%, (-0.357*US0001M + 1.071%), 04/15/2043	12,724	0.0
2,469,660	(11)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	424,503	0.2
1,462,429	(11)	Freddie Mac REMICS 4619 KS, 1.686%, (-1.000*US0001M + 4.250%), 06/15/2039	99,476	0.0
218,733	(3)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 4.984%, (US0001M + 1.900%), 01/25/2050	216,152	0.1
500,000	(3)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 4.531%, (SOFR30A + 2.250%), 08/25/2033	459,341	0.2
600,000	(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 6.031%, (SOFR30A + 3.750%), 12/25/2041	528,136	0.2
1,000,000	(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 4.631%, (SOFR30A + 2.350%), 12/25/2041	853,990	0.3
400,000	(3)	Freddie Mac STACR REMIC Trust 2022-DNA4 M1B, 5.631%, (SOFR30A + 3.350%), 05/25/2042	381,104	0.2
187,116	(11)	Freddie Mac Strips 239 S30, 4.882%, (-1.000*US0001M + 7.700%), 08/15/2036	26,933	0.0
200,000	(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 4.681%, (SOFR30A + 2.400%), 02/25/2042	186,228	0.1
1,000,000	(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1B, 6.781%, (SOFR30A + 4.500%), 06/25/2042	1,004,758	0.4
888,142	(11)	Ginnie Mae Series 2013-148 DS, 2.741%, (-1.000*US0001M + 5.680%), 10/16/2043	81,057	0.0
5,124,201	(11)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	461,951	0.2
383,908	(11)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	33,316	0.0
5,172,239	(11)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	85,335	0.0
46,285	(3),(9)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	44,138	0.0
251,141	(3),(9)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	230,978	0.1
500,000	(3)	Home RE 2019-1 M2 Ltd., 6.334%, (US0001M + 3.250%), 05/25/2029	491,465	0.2
854,916	(3),(9)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	663,881	0.3
48,471	(3),(9)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	46,566	0.0
967,430	(3),(9)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	780,855	0.3
424,093	(3),(9)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	382,293	0.2
848,113	(3),(9)	JP Morgan Mortgage Trust 2017-5 B2, 3.124%, 10/26/2048	806,083	0.3
1,079,049	(3),(9)	JP Morgan Mortgage Trust 2018-3 B2, 3.715%, 09/25/2048	908,633	0.4
700,482	(3),(9)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	595,968	0.2
914,341	(3),(9)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	796,471	0.3
135,259	(3),(9)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	126,417	0.1
61,396	(3),(9)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	58,094	0.0
52,328	(3),(9)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	50,370	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,417	(3),(9)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	$17,563	0.0
938,500	(3),(9)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.970%, 10/25/2049	810,459	0.3
20,700	(3),(9)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	20,449	0.0
565,021	(3),(9)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.704%, 12/25/2049	501,481	0.2
180,234	(3),(9)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	160,544	0.1
1,000,000	(3),(9)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	678,534	0.3
454,754	(3),(9)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.323%, 10/25/2048	394,492	0.2
120,423	(3),(9)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	113,776	0.0
400,000	(3),(9)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 10/25/2051	251,041	0.1
479,126	(3),(9)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	378,029	0.2
479,799	(3),(9)	RCKT Mortgage Trust 2021-1 B3, 2.721%, 03/25/2051	330,569	0.1
696,597	(3),(9)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	549,613	0.2
1,094,493	(3),(9)	Sequoia Mortgage Trust 2019-2 B2, 4.255%, 06/25/2049	971,254	0.4
1,096,104	(3),(9)	Sequoia Mortgage Trust 2019-2 B3, 4.255%, 06/25/2049	955,595	0.4
93,030	(3),(9)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	81,594	0.0
23,831	(3),(9)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	23,456	0.0
676,716	(3),(9)	Sequoia Mortgage Trust 2021-3 B3, 2.653%, 05/25/2051	449,318	0.2
719,784	(3),(9)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	593,058	0.2
542,488	(3),(9)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	455,182	0.2

	Total Collateralized Mortgage Obligations
	(Cost $38,517,187)		31,474,067	12.7

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Bonds: 0.3%
761,000		2.875%,05/15/2052	638,408	0.2
160,000		3.375%,08/15/2042	144,975	0.1
			783,383	0.3

		U.S. Treasury Notes: 3.1%
5,000		2.750%,08/15/2032	4,572	0.0
779,000		3.125%,08/31/2027	747,353	0.3
314,000		3.125%,08/31/2029	298,079	0.1
245,000		3.250%,08/31/2024	240,598	0.1
3,540,000		3.500%,09/15/2025	3,468,094	1.4
2,939,000		4.125%,09/30/2027	2,948,873	1.2
			7,707,569	3.1

	Total U.S. Treasury Obligations
	(Cost $8,668,305)		8,490,952	3.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.8%
650,000	(3)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	517,338	0.2
1,170,000	(3)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	825,273	0.3
4,650,000	(9),(11)	BBCMS Trust 2022-C17 XA, 1.152%, 09/15/2055	381,878	0.2
1,000,000	(3),(9)	Benchmark 2018-B3 D Mortgage Trust, 3.187%, 04/10/2051	737,032	0.3
12,300,637	(9),(11)	Benchmark 2019-B10 XA Mortgage Trust, 1.385%, 03/15/2062	659,789	0.3
5,484,548	(9),(11)	Benchmark 2020-B17 XA Mortgage Trust, 1.539%, 03/15/2053	341,138	0.1
3,238,579	(9),(11)	Benchmark 2020-B18 XA Mortgage Trust, 1.915%, 07/15/2053	262,313	0.1
2,095,518	(9),(11)	Benchmark 2021-B24 XA Mortgage Trust, 1.270%, 03/15/2054	131,411	0.1
204,000	(3),(12)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	134,152	0.1
16,077,969	(9),(11)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.996%, 12/15/2072	727,138	0.3
130,000	(3),(9)	COMM 2013-CR10 E Mortgage Trust, 5.031%, 08/10/2046	121,436	0.1
1,530,000	(9)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.008%, 02/10/2049	1,327,372	0.5
300,000	(3)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	187,338	0.1
560,000	(3)	CSWF 2021-SOP2 D, 5.135%, (US0001M + 2.317%), 06/15/2034	521,992	0.2
17,241	(3),(6)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	17,098	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000	(3),(9)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	$772,082	0.3
1,146,398	(9),(11)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.797%, 09/25/2045	149,111	0.1
1,453,704	(9),(11)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	132,191	0.1
4,276,070	(9),(11)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	563,185	0.2
1,696,136	(9),(11)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	152,012	0.1
2,837,168	(3),(11)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	9,043	0.0
1,119,480	(3),(12)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	789,361	0.3
11,726,921	(3),(11)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	33,832	0.0
200,000	(3),(12)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	115,012	0.1
2,543,279	(3),(11)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	9,210	0.0
280,000	(3),(11)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	1,280	0.0
147,000	(3),(9)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.740%, 09/27/2051	127,374	0.1
166,000	(3),(9)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	126,264	0.1
126,000	(3),(12)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	105,418	0.0
153,000	(3),(12)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	124,066	0.1
125,000	(3),(9)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	102,240	0.0
106,000	(3),(12)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	65,029	0.0
126,000	(3),(12)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	100,818	0.0
125,000	(3),(12)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	96,434	0.0
1,000,000	(3)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	743,877	0.3
1,000,000	(3)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	690,033	0.3
238,000	(3),(9),(11)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	183,929	0.1
163,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.950%, 01/29/2052	123,241	0.1
176,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.480%, 01/27/2052	113,919	0.1
92,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 C728, 0.530%, 08/27/2050	79,344	0.0
95,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.810%, 05/27/2048	77,266	0.0
113,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.300%, 11/27/2049	79,310	0.0
80,000	(3),(9),(11)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	55,382	0.0
92,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.790%, 01/27/2052	54,454	0.0
92,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 D728, 0.620%, 01/29/2052	76,798	0.0
125,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.120%, 12/27/2045	121,472	0.1
75,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.730%, 10/27/2047	62,492	0.0
95,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.960%, 05/27/2048	74,275	0.0
31,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.150%, 12/27/2045	29,942	0.0
49,000	(3),(13)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.720%, 01/29/2052	39,664	0.0
303,066	(3),(9)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.431%, 05/10/2045	274,269	0.1
13,623,826	(9),(11)	GS Mortgage Securities Trust 2019-GC39 XA, 1.283%, 05/10/2052	651,110	0.3
770,000	(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 5.268%, (US0001M + 2.450%), 04/15/2038	726,099	0.3
200,000	(3),(9)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	159,023	0.1
23,873,404	(9),(11)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.857%, 06/15/2051	488,658	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
182,000	(3)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 5.460%, (TSFR1M + 2.500%), 07/15/2036	$173,747	0.1
253,862	(3)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	188,032	0.1
1,955,000	(3),(9)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,482,603	0.6
7,575,202	(9),(11)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.760%, 11/15/2052	263,401	0.1
90,000	(3)	RFM Reremic Trust 2022-FRR1 AB55, 0.950%, 03/28/2049	70,007	0.0
70,000	(3),(9)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	58,092	0.0
110,000	(3),(9)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	89,375	0.0
30,000	(3),(12)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	22,253	0.0
30,000	(3),(12)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	21,173	0.0
30,000	(3),(12)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	20,480	0.0
140,000	(3),(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.651%, 12/10/2045	135,384	0.1
835,531	(3),(9)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.704%, 11/15/2044	833,025	0.3
2,210,000	(3)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	2,068,545	0.8
1,750,000	(3),(9)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.090%, 06/15/2046	1,506,400	0.6
1,920,000	(9)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,826,056	0.7

	Total Commercial Mortgage-Backed Securities
	(Cost $26,269,877)		24,129,790	9.8

ASSET-BACKED SECURITIES: 8.6%
		Automobile Asset-Backed Securities: 1.2%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	299,210	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	438,665	0.2
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,171,026	0.5
400,000		GM Financial Automobile Leasing Trust 2022-3 C, 5.130%, 08/20/2026	391,626	0.1
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	494,374	0.2
186,393		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	186,437	0.1
			2,981,338	1.2

		Home Equity Asset-Backed Securities: 0.2%
532,641	(3),(9)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	433,338	0.2

		Other Asset-Backed Securities: 7.0%
396,000	(3)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	376,448	0.2
148,500	(3)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	138,662	0.1
250,000	(3)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 5.718%, (US0001M + 2.900%), 11/15/2036	237,475	0.1
300,000	(3)	Babson CLO Ltd. 2018-3A C, 4.610%, (US0003M + 1.900%), 07/20/2029	284,546	0.1
750,000	(3)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 4.412%, (US0003M + 1.900%), 07/15/2029	710,240	0.3
400,000	(3)	Benefit Street Partners CLO Ltd. 2021-23A C, 4.983%, (US0003M + 2.200%), 04/25/2034	362,534	0.1
250,000	(3)	BlueMountain CLO Ltd. 2021-28A C, 4.512%, (US0003M + 2.000%), 04/15/2034	224,792	0.1
593,863	(3)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	561,029	0.2
1,000,000	(3)	Dryden Senior Loan Fund 2021-87A C, 4.884%, (US0003M + 1.900%), 05/20/2034	902,745	0.4
380,877	(3)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	337,212	0.1
750,000	(3)	LCM XV L.P. 15A CR, 5.110%, (US0003M + 2.400%), 07/20/2030	701,926	0.3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
750,000	(3)	LCM XXII Ltd. 22A BR, 4.710%, (US0003M + 2.000%), 10/20/2028	$697,787	0.3
950,000	(3)	Magnetite XXVI Ltd. 2020-26A CR, 4.683%, (US0003M + 1.900%), 07/25/2034	861,453	0.3
350,000	(3)	Marlette Funding Trust 2022-3A A, 5.180%, 11/15/2032	348,654	0.1
321,638	(3)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	292,877	0.1
491,555	(3)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	453,778	0.2
750,000	(3)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 4.759%, (US0003M + 2.000%), 04/22/2029	698,985	0.3
1,000,000	(3)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 4.490%, (US0003M + 1.750%), 10/18/2029	931,957	0.4
750,000	(3)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 4.640%, (US0003M + 1.900%), 10/16/2033	690,393	0.3
500,000	(3)	NYACK Park CLO Ltd. 2021-1A C, 4.660%, (US0003M + 1.950%), 10/20/2034	448,520	0.2
250,000	(3)	Oak Hill Credit Partners 2021-8A C, 4.640%, (US0003M + 1.900%), 01/18/2034	227,628	0.1
580,000	(3)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 4.760%, (US0003M + 2.050%), 07/20/2030	544,763	0.2
250,000	(3)	Octagon Loan Funding Ltd. 2014-1A CRR, 5.161%, (US0003M + 2.200%), 11/18/2031	225,076	0.1
550,000	(3)	Shackleton 2019-15A CR CLO Ltd., 4.662%, (US0003M + 2.150%), 01/15/2032	503,964	0.2
500,000	(3)	Silver Creek CLO Ltd. 2014-1A CR, 5.010%, (US0003M + 2.300%), 07/20/2030	471,684	0.2
102,477	(3)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	102,013	0.0
100,000	(3)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	99,342	0.0
400,000	(3)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	395,227	0.2
395,629	(3)	Sunnova Helios IX Issuer LLC 2022-B A, 5.000%, 08/20/2049	375,164	0.1
307,245	(3)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	279,941	0.1
600,000	(3)	THL Credit Wind River 2017-3A CR Clo Ltd., 5.012%, (US0003M + 2.500%), 04/15/2035	552,970	0.2
2,000,000	(3),(9)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	1,973,231	0.8
180,000	(3),(9)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	168,144	0.1
1,143,000	(3)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,020,161	0.4
228,125	(3)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	209,924	0.1
			17,411,245	7.0

		Student Loan Asset-Backed Securities: 0.2%
600,000	(3)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	517,388	0.2

	Total Asset-Backed Securities
	(Cost $22,856,270)		21,343,309	8.6

SOVEREIGN BONDS: 0.5%
275,000		Chile Government International Bond, 2.450%, 01/31/2031	220,666	0.1
250,000		Colombia Government International Bond, 3.875%, 04/25/2027	212,597	0.1
200,000		Mexico Government International Bond, 4.500%, 04/22/2029	185,334	0.1
250,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	207,238	0.1
250,000	(3)	Romanian Government International Bond, 3.625%, 03/27/2032	181,282	0.1
200,000	(10)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	90,000	0.0
350,000	(10)	Ukraine Government International Bond, 7.750%, 09/01/2027	72,625	0.0

	Total Sovereign Bonds
	(Cost $1,823,474)		1,169,742	0.5

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Uniform Mortgage-Backed Security: 0.1%
200,000	(14)	4.500%,10/15/2052	$190,578	0.1

	Total U.S. Government Agency Obligations
	(Cost $199,141)		190,578	0.1

			Value	Percentage of Net Assets
PURCHASED OPTIONS (15): 0.1%
	Total Purchased Options
	(Cost $182,214)		278,093	0.1

	Total Long-Term Investments
	(Cost $273,016,982)		240,113,457	97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Repurchase Agreements: 1.2%
1,000,000	(16)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,000,253, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,001, due 12/15/22-11/15/30)	1,000,000	0.4
990,908	(16)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $991,156, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,010,726, due 09/01/28-09/01/52)	990,908	0.4
1,000,000	(16)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.4

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $2,990,908)		$2,990,908	1.2

	Total Investments in Securities (Cost $276,007,890)		$243,104,365	98.5
	Assets in Excess of Other Liabilities		3,644,688	1.5
	Net Assets		$246,749,053	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(8)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(9)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(10)	Defaulted security.
(11)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(12)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(13)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.
(14)	Represents or includes a TBA transaction.
(15)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(16)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,272,293	$817,422	$–	$6,089,715
Consumer Discretionary	8,924,490	565,950	–	9,490,440
Consumer Staples	5,903,254	952,195	–	6,855,449
Energy	3,989,948	903,620	–	4,893,568
Financials	9,192,954	2,917,304	–	12,110,258
Health Care	13,880,927	1,133,345	–	15,014,272
Industrials	6,825,311	1,301,436	–	8,126,747
Information Technology	24,447,849	148,535	–	24,596,384
Materials	1,755,742	913,811	–	2,669,553
Real Estate	3,317,140	392,377	–	3,709,517
Utilities	2,854,411	723,108	–	3,577,519
Total Common Stock	86,364,319	10,769,103	–	97,133,422
Exchange-Traded Funds	415,835	–	–	415,835
Mutual Funds	26,294,497	–	–	26,294,497
Preferred Stock	–	558,318	–	558,318
Purchased Options	–	278,093	–	278,093
Corporate Bonds/Notes	–	28,634,854	–	28,634,854
Collateralized Mortgage Obligations	–	31,474,067	–	31,474,067
Asset-Backed Securities	–	21,343,309	–	21,343,309
U.S. Government Agency Obligations	–	190,578	–	190,578
Commercial Mortgage-Backed Securities	–	24,112,692	17,098	24,129,790
Sovereign Bonds	–	1,169,742	–	1,169,742
Other	–	–	–	–
U.S. Treasury Obligations	–	8,490,952	–	8,490,952
Short-Term Investments	–	2,990,908	–	2,990,908
Total Investments, at fair value	$113,074,651	$130,012,616	$17,098	$243,104,365
Other Financial Instruments+
Centrally Cleared Swaps	–	156,394	–	156,394
Forward Foreign Currency Contracts	–	3,824,494	–	3,824,494
Forward Premium Swaptions	–	115,121	–	115,121
Futures	1,891,620	–	–	1,891,620
Total Assets	$114,966,271	$134,108,625	$17,098	$249,091,994
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(222,218)	$–	$(222,218)
Forward Foreign Currency Contracts	–	(3,853,656)	–	(3,853,656)
Forward Premium Swaptions	–	(164,791)	–	(164,791)
Futures	(2,629,958)	–	–	(2,629,958)
Written Options	–	(725,776)	–	(725,776)
Total Liabilities	$(2,629,958)	$(4,966,441)	$–	$(7,596,399)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$2,012,032	$58,968	$-	$(535,351)	$1,535,649	$66,454	$-	$-
Voya Floating Rate Fund - Class P	28,239,002	684,036	(9,781,548)	(1,165,335)	17,976,155	785,987	(781,540)	-
Voya High Yield Bond Fund - Class P	2,391,021	9,290,253	(3,638,502)	(1,260,078)	6,782,693	330,052	(238,502)	-
	$32,642,055	$10,033,257	$(13,420,050)	$(2,960,764)	$26,294,497	$1,182,493	$(1,020,042)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, Voya Balanced Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$–	$–
		$–	$–

At September 30, 2022, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 412,699	USD 408,082	Bank of America N.A.	10/07/22	$(3,531)
NZD 1,661,653	USD 1,022,523	Bank of America N.A.	10/07/22	(92,571)
USD 1,909,992	NZD 2,961,549	Bank of America N.A.	10/07/22	252,547
USD 177,417	CAD 230,529	Bank of America N.A.	10/07/22	10,532
NZD 853,752	USD 524,268	Bank of America N.A.	10/07/22	(46,461)
USD 767,134	CHF 739,016	Bank of America N.A.	10/07/22	17,952
USD 366,328	CHF 353,384	Bank of America N.A.	10/07/22	8,083
CHF 815,980	USD 836,165	Bank of America N.A.	10/07/22	(8,961)
USD 1,043,293	SEK 11,170,955	Bank of America N.A.	10/07/22	36,550
USD 1,468,655	CAD 1,895,623	Bank of America N.A.	10/07/22	96,370
USD 727,360	GBP 629,466	Bank of America N.A.	10/07/22	24,486
USD 639,549	NZD 1,136,119	Bank of America N.A.	10/07/22	3,715
JPY 120,048,912	USD 880,705	Bank of America N.A.	10/07/22	(50,998)
USD 331,668	EUR 324,679	Bank of America N.A.	10/07/22	13,399
GBP 588,345	USD 696,842	Bank of America N.A.	10/07/22	(39,884)
EUR 1,051,034	USD 1,064,760	Bank of America N.A.	10/07/22	(34,478)
JPY 191,780,495	USD 1,325,082	Bank of America N.A.	10/07/22	390
NOK 6,460,516	USD 665,540	Bank of America N.A.	10/07/22	(72,194)
USD 238,033	EUR 241,780	Bank of America N.A.	10/07/22	1,026
CHF 932,925	USD 952,868	Bank of America N.A.	10/07/22	(7,111)
JPY 109,276,040	USD 790,364	BNP Paribas	10/07/22	(35,113)
USD 1,855,382	JPY 251,160,237	BNP Paribas	10/07/22	119,512
SEK 17,626,730	USD 1,683,206	BNP Paribas	10/07/22	(94,658)
CHF 423,565	USD 444,785	BNP Paribas	10/07/22	(15,394)
USD 706,028	NOK 6,936,148	BNP Paribas	10/07/22	68,998
USD 820,591	JPY 111,877,018	BNP Paribas	10/07/22	47,364
NZD 1,330,738	USD 820,929	BNP Paribas	10/07/22	(76,175)
USD 550,247	EUR 550,458	BNP Paribas	10/07/22	10,657
EUR 186,309	USD 187,917	BNP Paribas	10/07/22	(5,286)
USD 1,705,574	GBP 1,450,787	BNP Paribas	10/07/22	85,595
CHF 1,042,175	USD 1,079,212	BNP Paribas	10/07/22	(22,701)
USD 1,422,701	EUR 1,424,340	BNP Paribas	10/07/22	26,483
USD 1,317,392	SEK 13,414,256	BNP Paribas	10/07/22	108,479
NZD 2,936,885	USD 1,843,498	BNP Paribas	10/07/22	(199,857)
USD 513,850	JPY 73,091,485	BNP Paribas	10/07/22	8,686
USD 2,100,959	CAD 2,807,791	BNP Paribas	10/07/22	68,334
JPY 99,458,831	USD 695,317	BNP Paribas	10/07/22	(7,916)
JPY 98,150,140	USD 681,097	BNP Paribas	10/07/22	(2,741)
NOK 12,592,677	USD 1,211,032	BNP Paribas	10/07/22	(54,496)
USD 1,178,958	NOK 12,511,007	BNP Paribas	10/07/22	29,922
USD 1,321,472	CHF 1,312,125	BNP Paribas	10/07/22	(8,703)
USD 650,034	SEK 7,020,303	BNP Paribas	10/07/22	17,354
NZD 1,090,975	USD 649,584	BNP Paribas	10/07/22	(39,015)
SEK 13,180,063	USD 1,162,358	BNP Paribas	10/07/22	25,449

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

USD 1,250,799	AUD 1,918,753	BNP Paribas	10/07/22	$23,419
USD 1,374,531	AUD 2,066,589	BNP Paribas	10/07/22	52,584
USD 807,292	JPY 116,184,295	BNP Paribas	10/07/22	4,295
USD 557,790	CHF 537,047	BNP Paribas	10/07/22	13,356
EUR 360,486	USD 353,292	BNP Paribas	10/07/22	77
CAD 686,864	USD 534,621	BNP Paribas	10/07/22	(37,384)
NZD 1,458,996	USD 928,242	BNP Paribas	10/07/22	(111,708)
USD 762,231	NZD 1,242,519	BNP Paribas	10/07/22	66,850
NOK 6,558,625	USD 669,194	BNP Paribas	10/07/22	(66,837)
USD 651,641	NOK 6,551,562	BNP Paribas	10/07/22	49,933
USD 742,372	AUD 1,093,396	BNP Paribas	10/07/22	42,953
USD 1,581,590	JPY 221,093,827	BNP Paribas	10/07/22	53,521
JPY 109,501,145	USD 784,006	BNP Paribas	10/07/22	(27,199)
USD 2,389,209	CAD 3,137,606	BNP Paribas	10/07/22	117,824
USD 649,796	CHF 636,208	BNP Paribas	10/07/22	4,837
USD 394,105	EUR 394,028	BNP Paribas	10/07/22	7,856
NZD 1,239,959	USD 753,266	BNP Paribas	10/07/22	(59,317)
CHF 634,927	USD 646,320	BNP Paribas	10/07/22	(2,659)
JPY 76,982,008	USD 535,963	BNP Paribas	10/07/22	(3,909)
GBP 807,849	USD 977,952	BNP Paribas	10/07/22	(75,890)
CAD 1,597,436	USD 1,215,794	BNP Paribas	10/07/22	(59,373)
USD 717,485	SEK 7,739,201	BNP Paribas	10/07/22	20,016
AUD 1,732,291	USD 1,125,091	BNP Paribas	10/07/22	(16,987)
USD 1,250,836	CAD 1,629,239	BNP Paribas	10/07/22	71,392
USD 1,614,913	JPY 223,404,618	BNP Paribas	10/07/22	70,873
USD 122,745	SEK 1,250,049	BNP Paribas	10/07/22	10,089
NOK 6,991,163	USD 730,216	BNP Paribas	10/07/22	(88,134)
GBP 1,875,757	USD 2,280,142	BNP Paribas	10/07/22	(185,631)
EUR 833,186	USD 858,597	BNP Paribas	10/07/22	(41,862)
CAD 1,887,902	USD 1,475,394	BNP Paribas	10/07/22	(108,699)
USD 852,511	NOK 8,272,789	BNP Paribas	10/07/22	92,722
EUR 289,307	USD 294,892	BNP Paribas	10/07/22	(11,297)
USD 1,144,650	CHF 1,083,606	BNP Paribas	10/07/22	46,138
SEK 15,009,842	USD 1,431,753	BNP Paribas	10/07/22	(79,044)
JPY 109,925,882	USD 776,140	BNP Paribas	10/07/22	(16,398)
USD 1	CAD 1	Brown Brothers Harriman & Co.	10/07/22	–
USD 1,002,380	CHF 961,674	Brown Brothers Harriman & Co.	10/07/22	27,478
USD 1,058,214	CAD 1,392,234	Brown Brothers Harriman & Co.	10/07/22	50,344
USD 8	EUR 8	Brown Brothers Harriman & Co.	10/07/22	–
EUR 364,267	USD 365,264	Citibank N.A.	10/07/22	(8,189)
JPY 102,088,331	USD 707,266	Citibank N.A.	10/07/22	(1,692)
USD 0	SEK 1	Citibank N.A.	10/07/22	–
USD 284,821	JPY 40,855,572	Goldman Sachs International	10/07/22	2,452
EUR 1,706,694	USD 1,704,108	Goldman Sachs International	10/07/22	(31,111)
JPY 128,738,285	USD 903,706	Goldman Sachs International	10/07/22	(13,943)
USD 824,333	EUR 823,427	Goldman Sachs International	10/07/22	17,163
USD 420,125	EUR 419,957	Goldman Sachs International	10/07/22	8,460
USD 692,265	SEK 7,388,885	Goldman Sachs International	10/07/22	26,367
CAD 1,543,362	USD 1,172,135	Goldman Sachs International	10/07/22	(54,860)
USD 844,661	EUR 846,324	Goldman Sachs International	10/07/22	15,047
GBP 1,297,783	USD 1,495,033	Goldman Sachs International	10/07/22	(45,901)
NOK 6,710,030	USD 665,024	Goldman Sachs International	10/07/22	(48,762)
AUD 1,141,562	USD 785,008	Goldman Sachs International	10/07/22	(54,779)
NOK 8,226,094	USD 852,639	Goldman Sachs International	10/07/22	(97,139)
NOK 6,598,577	USD 610,578	Goldman Sachs International	10/07/22	(4,552)
USD 1,348,834	EUR 1,405,299	Goldman Sachs International	10/07/22	(28,719)
CAD 327,016	USD 237,972	Goldman Sachs International	10/07/22	(1,238)
USD 614,970	NOK 6,301,969	Goldman Sachs International	10/07/22	36,185
NOK 4,942,454	USD 457,177	Goldman Sachs International	10/07/22	(3,253)
USD 965,787	GBP 816,561	Goldman Sachs International	10/07/22	53,998
USD 685,498	SEK 7,249,825	Goldman Sachs International	10/07/22	32,133
JPY 42,063,419	USD 291,916	Goldman Sachs International	10/07/22	(1,198)
USD 1,222,213	JPY 176,574,287	Goldman Sachs International	10/07/22	1,836
CAD 2,161,555	USD 1,587,920	Goldman Sachs International	10/07/22	(23,120)
USD 789,024	CHF 770,967	Goldman Sachs International	10/07/22	7,452
JPY 179,805,560	USD 1,255,915	Goldman Sachs International	10/07/22	(13,206)
GBP 133,990	USD 158,647	Goldman Sachs International	10/07/22	(9,031)
CHF 1,809,569	USD 1,879,525	Goldman Sachs International	10/07/22	(45,064)
USD 400,602	EUR 400,127	Goldman Sachs International	10/07/22	8,375
JPY 224,690,921	USD 1,641,194	Goldman Sachs International	10/07/22	(88,264)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

USD 1,335,873	NOK 13,027,031	Goldman Sachs International	10/07/22	$139,445
NZD 966,959	USD 554,263	Goldman Sachs International	10/07/22	(13,099)
USD 491,210	EUR 496,380	Goldman Sachs International	10/07/22	4,630
CHF 1,230,090	USD 1,304,858	Goldman Sachs International	10/07/22	(57,848)
USD 830,754	EUR 829,154	Goldman Sachs International	10/07/22	17,971
AUD 2,000,959	USD 1,339,852	Morgan Stanley	10/07/22	(59,887)
SEK 3,403,373	USD 318,106	Morgan Stanley Capital Services LLC	10/07/22	(11,389)
AUD 1,116,832	USD 752,549	Morgan Stanley Capital Services LLC	10/07/22	(38,139)
AUD 2,129,569	USD 1,415,995	Morgan Stanley Capital Services LLC	10/07/22	(53,761)
USD 1,938,792	CHF 1,895,517	Morgan Stanley Capital Services LLC	10/07/22	17,200
AUD 2,285,586	USD 1,578,654	Morgan Stanley Capital Services LLC	10/07/22	(116,620)
SEK 15,455,428	USD 1,436,245	Morgan Stanley Capital Services LLC	10/07/22	(43,378)
USD 724,839	SEK 7,724,090	Morgan Stanley Capital Services LLC	10/07/22	28,733
USD 788,973	NZD 1,268,072	Morgan Stanley Capital Services LLC	10/07/22	79,290
USD 468,852	EUR 472,752	Morgan Stanley Capital Services LLC	10/07/22	5,434
CHF 1,468,425	USD 1,495,349	Morgan Stanley Capital Services LLC	10/07/22	(6,726)
EUR 892,934	USD 898,109	Morgan Stanley Capital Services LLC	10/07/22	(22,805)
USD 1,885,553	AUD 2,645,052	Morgan Stanley Capital Services LLC	10/07/22	193,577
SEK 6,564,430	USD 621,232	Morgan Stanley Capital Services LLC	10/07/22	(29,636)
USD 2,121,211	EUR 2,190,631	Morgan Stanley Capital Services LLC	10/07/22	(26,168)
JPY 257,572,716	USD 1,937,925	Morgan Stanley Capital Services LLC	10/07/22	(157,736)
GBP 626,309	USD 720,699	Morgan Stanley Capital Services LLC	10/07/22	(21,349)
USD 727,604	SEK 7,724,000	Morgan Stanley Capital Services LLC	10/07/22	31,506
USD 1,060,525	SEK 11,846,121	Morgan Stanley Capital Services LLC	10/07/22	(7,065)
USD 1,510,525	NZD 2,502,240	Morgan Stanley Capital Services LLC	10/07/22	110,134
CAD 1,052,975	USD 815,985	Morgan Stanley Capital Services LLC	10/07/22	(53,713)
NZD 1,291,085	USD 773,579	Morgan Stanley Capital Services LLC	10/07/22	(51,018)
USD 437,636	EUR 455,152	Morgan Stanley Capital Services LLC	10/07/22	(8,530)
USD 711,079	GBP 618,018	Morgan Stanley Capital Services LLC	10/07/22	20,987
CAD 1,425,857	USD 1,075,141	Morgan Stanley Capital Services LLC	10/07/22	(42,930)
GBP 737,909	USD 860,926	Morgan Stanley Capital Services LLC	10/07/22	(36,961)
EUR 1,307,832	USD 1,305,201	Morgan Stanley Capital Services LLC	10/07/22	(23,191)
USD 1,114,791	GBP 923,723	Morgan Stanley Capital Services LLC	10/07/22	83,343
USD 1,334,698	CAD 1,726,855	Morgan Stanley Capital Services LLC	10/07/22	84,588
AUD 1,316,352	USD 925,414	Morgan Stanley Capital Services LLC	10/07/22	(83,375)
GBP 629,107	USD 719,283	Morgan Stanley Capital Services LLC	10/07/22	(16,809)
CAD 1,610,503	USD 1,229,693	Morgan Stanley Capital Services LLC	10/07/22	(63,813)
USD 843,826	NZD 1,331,697	Morgan Stanley Capital Services LLC	10/07/22	98,535
USD 997,217	NOK 10,642,696	Morgan Stanley Capital Services LLC	10/07/22	19,771
USD 927,810	AUD 1,318,741	Morgan Stanley Capital Services LLC	10/07/22	84,243
USD 1,200,351	JPY 171,039,753	Morgan Stanley Capital Services LLC	10/07/22	18,226
USD 129,726	JPY 18,464,920	Morgan Stanley Capital Services LLC	10/07/22	2,108
CAD 1,617,470	USD 1,250,060	Morgan Stanley Capital Services LLC	10/07/22	(79,136)
USD 924,307	NZD 1,436,336	Standard Chartered Bank	10/07/22	120,455
USD 163,922	JPY 23,375,589	Standard Chartered Bank	10/07/22	2,363
USD 467,348	EUR 464,576	Standard Chartered Bank	10/07/22	11,945
AUD 1,337,608	USD 950,964	Standard Chartered Bank	10/07/22	(95,328)
USD 930,884	JPY 134,205,516	Standard Chartered Bank	10/07/22	3,335
USD 943,194	JPY 125,524,000	Standard Chartered Bank	10/07/22	75,647
CHF 290	USD 309	Standard Chartered Bank	10/07/22	(15)
EUR 368,899	USD 369,216	Standard Chartered Bank	10/07/22	(7,601)
USD 210,918	EUR 205,012	Standard Chartered Bank	10/07/22	9,953
USD 718,547	GBP 661,201	Standard Chartered Bank	10/07/22	(19,764)
EUR 198,717	USD 198,467	Standard Chartered Bank	10/07/22	(3,674)
USD 1,147,867	EUR 1,124,642	State Street Bank and Trust Co.	10/07/22	45,430
USD 1,298,042	CHF 1,232,754	State Street Bank and Trust Co.	10/07/22	48,331
USD 434,912	EUR 454,767	State Street Bank and Trust Co.	10/07/22	(10,876)
SEK 5,475,005	USD 527,949	State Street Bank and Trust Co.	10/07/22	(34,534)
AUD 175,657	USD 122,190	State Street Bank and Trust Co.	10/07/22	(9,826)
USD 171,250	EUR 171,371	State Street Bank and Trust Co.	10/07/22	3,262
EUR 422,063	USD 420,125	State Street Bank and Trust Co.	10/07/22	(6,395)
EUR 717,788	USD 690,892	State Street Bank and Trust Co.	10/07/22	12,724
EUR 387,891	USD 377,819	State Street Bank and Trust Co.	10/07/22	2,414
EUR 913,274	USD 885,512	State Street Bank and Trust Co.	10/07/22	9,730
USD 768,773	GBP 666,864	State Street Bank and Trust Co.	10/07/22	24,139
USD 685,678	AUD 1,021,754	State Street Bank and Trust Co.	10/07/22	32,087
USD 881,154	JPY 126,460,683	State Street Bank and Trust Co.	10/07/22	7,133
USD 786,309	AUD 1,126,578	State Street Bank and Trust Co.	10/07/22	65,664
USD 291,881	CHF 280,303	State Street Bank and Trust Co.	10/07/22	7,723
USD 394,258	EUR 391,173	State Street Bank and Trust Co.	10/07/22	10,809

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

EUR 393,354	USD 393,980	State Street Bank and Trust Co.	10/07/22	$(8,392)
USD 801,230	AUD 1,167,791	State Street Bank and Trust Co.	10/07/22	54,222
EUR 886,545	USD 888,529	State Street Bank and Trust Co.	10/07/22	(19,488)
USD 1,156,759	GBP 952,910	State Street Bank and Trust Co.	10/07/22	92,721
USD 644,234	EUR 629,892	State Street Bank and Trust Co.	10/07/22	26,778
CHF 661,955	USD 699,149	State Street Bank and Trust Co.	10/07/22	(28,088)
				$(29,162)

At September 30, 2022, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	139	12/20/22	$15,576,687	$(776,874)
U.S. Treasury 2-Year Note	182	12/30/22	37,381,094	(569,666)
U.S. Treasury 5-Year Note	386	12/30/22	41,498,016	(1,283,418)
			$94,455,797	$(2,629,958)
Short Contracts:
U.S. Treasury Long Bond	(55)	12/20/22	(6,952,344)	591,029
U.S. Treasury Ultra 10-Year Note	(144)	12/20/22	(17,061,750)	1,098,138
U.S. Treasury Ultra Long Bond	(17)	12/20/22	(2,329,000)	202,453
			$(26,343,094)	$1,891,620

At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 2	Buy	(5.000)	06/20/27	USD	3,170,777	$71,773	$139,112
						$71,773	$139,112

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	1,140,000	(13,006)	17,282
						(13,006)	$17,282

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.391%	Annual	08/25/24	USD	16,000,000	$(222,218)	$(222,218)
								$(222,218)	$(222,218)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call EUR vs. Put USD	BNP Paribas	03/16/23	1.080 USD	1,755,400	$10,207	$147,559
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500 USD	855,000	42,408	11,428
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	10/17/22	0.625 USD	12,323,000	88,356	78,178
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000 USD	1,118,300	19,906	20,464
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000 USD	1,118,300	21,337	20,464
					$182,214	$278,093

At September 30, 2022, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call EUR vs. Put USD	BNP Paribas	10/27/22	1.003 USD	1,755,400	$31,755	$(14,011)
Call EUR vs. Put USD	Citibank N.A.	11/10/22	1.020 USD	1,755,400	25,524	(34,471)
Call USD vs. Put EUR	BNP Paribas	10/27/22	1.003 USD	1,755,400	31,755	(39,814)
Call USD vs. Put EUR	Citibank N.A.	11/10/22	1.020 USD	1,755,400	32,405	(28,388)
Call USD vs. Put EUR	BNP Paribas	11/17/22	0.960 USD	1,755,400	9,013	(100,430)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000 USD	1,118,300	31,670	(31,193)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000 USD	1,118,300	30,641	(31,193)
					$192,763	$(279,500)

At September 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	3.350%	1-day Secured Overnight Financing Rate	09/28/23	USD	5,568,000	$236,640	$(252,558)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.350%	1-day Secured Overnight Financing Rate	09/28/23	USD	5,568,000	236,640	(193,718)
								$473,280	$(446,276)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(4)	Unrealized Appreciation/(Depreciation)
Call on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	2,698,900	$(156,536)	$(56,185)
Call on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	21,591,100	180,376	11,324
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,676,000	(293,300)	3,598
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	1,676,000	(293,719)	3,582
Put on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	2,698,900	(156,536)	96,617
Put on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	21,591,100	180,376	(101,035)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	4,989,400	(898,092)	(7,571)
								$(1,437,431)	$(49,670)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $275,868,180.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,149,915
Gross Unrealized Depreciation	(46,560,600)

Net Unrealized Depreciation	$(34,410,685)